Supplement dated April 30, 2007 to Prospectuses dated May 1, 2006 for
 AnnuiChoice(R), GrandMaster flex3, IQ The SmartAnnuity, IQ(3) The SmartAnnuity,
             IQ Advisor, PINNACLEplus, PINNACLE III, and PINNACLE IV
                       Flexible Premium Variable Annuities
                    and to Prospectus dated July 31, 2006 for
               AnnuiChoice(R) II Flexible Premium Variable Annuity
                   Issued by Integrity Life Insurance Company
             Through its Separate Account I and Separate Account II


This is a supplement to the prospectuses identified above. This supplement describes important changes to the Variable Account Options and the corresponding Portfolios available in your variable annuity. Please retain this supplement to the prospectuses for future reference.

I.  Substitution of Variable Account Options in your Variable Annuity

On April 27, 2007, Integrity Life Insurance Company (Integrity) replaced certain Variable Account Options and the corresponding Portfolios in your variable annuity. The Portfolios on the left in the chart below (Replaced Portfolios) were replaced with the Portfolios on the right (Replacement Portfolios). This is called the Substitution.


                                  Substitution
----------------------------------------------------------- ------------------------------------------------------
Replaced Portfolio                                          Replacement Portfolio
----------------------------------------------------------- ------------------------------------------------------
DWS Equity 500 Index VIP Fund: Class A                      Fidelity VIP Index 500: Initial Class
----------------------------------------------------------- ------------------------------------------------------
DWS Equity 500 Index VIP Fund: Class B                      Fidelity VIP Index 500: Service Class 2
----------------------------------------------------------- ------------------------------------------------------
JPMorgan Bond Portfolio                                     Fidelity VIP Investment Grade Bond: Initial Class
----------------------------------------------------------- ------------------------------------------------------
JPMorgan International Equity Portfolio                     Fidelity VIP Overseas: Initial Class
----------------------------------------------------------- ------------------------------------------------------
MFS VIT Capital Opportunities Series: Service Class         Franklin Growth and Income Securities Fund: Class 2
----------------------------------------------------------- ------------------------------------------------------
MFS VIT Emerging Growth Series: Service Class               Touchstone Eagle Capital Appreciation Fund
----------------------------------------------------------- ------------------------------------------------------
MFS VIT Investors Growth Stock Series: Service Class        Touchstone Eagle Capital Appreciation Fund
----------------------------------------------------------- ------------------------------------------------------
MFS VIT Mid Cap Growth Series: Service Class                Touchstone Mid Cap Growth Fund
----------------------------------------------------------- ------------------------------------------------------
MFS VIT New Discovery Series: Service Class                 Fidelity Disciplined Small Cap: Service Class 2
----------------------------------------------------------- ------------------------------------------------------
MFS VIT Total Return Series: Service Class                  Franklin Growth and Income Securities Fund: Class 2
----------------------------------------------------------- ------------------------------------------------------
Putnam VT Discovery Growth: Class IB                        Fidelity VIP Mid Cap: Service Class 2
----------------------------------------------------------- ------------------------------------------------------
Putnam VT George Putnam Fund of Boston: Class IB            Fidelity VIP Balanced: Service Class 2
----------------------------------------------------------- ------------------------------------------------------
Putnam VT Growth and Income Fund: Class IB                  Franklin Growth and Income Securities Fund: Class 2
----------------------------------------------------------- ------------------------------------------------------
Putnam VT International Equity Fund: Class IB               Fidelity VIP Overseas: Service Class 2
----------------------------------------------------------- ------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB                    Touchstone Third Avenue Value Fund
----------------------------------------------------------- ------------------------------------------------------
Putnam VT Voyager Fund: Class IB                            Fidelity Growth: Service Class 2
----------------------------------------------------------- ------------------------------------------------------

Any Account Value you had in a Replaced Portfolio at the end of the Business Day on April 27, 2007 was automatically transferred to the corresponding Replacement Portfolio. You did not incur a transfer charge and the transfers were not counted toward the number of free transfers allowed each year under your contract.

Free Transfers out of Replacement Portfolio until May 31, 2007 - If you had Account Value moved to a Replacement Portfolio as a result of the Substitution, you have until May 31, 2007 to transfer your Account Value out of the Replacement Portfolio into any other available Investment Option without incurring a transfer change and without counting toward the number of free transfers allowed each year under your contract.

II.   Closing of Share Classes to New Purchases

On April 28, 2007, Integrity closed several Variable Account Options, which invested in initial class shares of the corresponding Portfolio. The initial class shares (called Initial Class, Class I or Class 1) are no longer available for additional purchases. Instead, the service class shares (called Service Class, Class II or Class 2) of the same Portfolio are available. Service class shares generally have higher expenses, which are related to payments made for administrative, marketing and/or distribution services provided to the Portfolios.

Integrity has entered into agreements with the investment advisors or distributors of the Portfolios available through the Variable Account Options. Under these agreements, Integrity provides administrative, marketing and distribution services to the Portfolios and the Portfolios, or their investment advisors or distributors, pay Integrity fees ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. Although these agreements usually cover all share classes, Integrity typically receives greater fees for assets placed in the service class shares. Each of the Portfolios pays a 0.25% annual fee (except the Van Kampen Universal Institutional Funds, which pay 0.35%) to Integrity for assets placed in the service class shares of the Portfolio. This annual fee is commonly known as a 12b-1 fee, and is made under a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Current Investments - If you have Account Value invested in Variable Account Options that are now closed to new purchases, you may leave your money invested or transfer out of the Variable Account Options. However, you cannot make additional purchases of units in the closed Variable Account Options. Additional purchases include new contributions, transfers requested by you or transfers made through Integrity's administrative programs that you may participate in, such as the Dollar Cost Averaging, Systematic Transfer, Systematic Contributions or Customized Asset Rebalancing Programs (Administrative Programs).

Future Allocations - If you have allocations in place for future contributions or if purchases are scheduled under Integrity's Administrative Programs, we call these Future Allocations. If you have Future Allocations directed to any of the closed Variable Account Options, those Future Allocations have been automatically changed. For each variable annuity that is affected, a chart below lists the Portfolio share classes that are now closed on the left (Closed Portfolios) and the Portfolio share classes that will receive your Future Allocations on the right (Future Allocation Portfolios). You may change your Future Allocations to any available Investment Option at any time without a fee.


AnnuiChoice, AnnuiChoice II and Touchstone Choice(1):
------------------------------------------------------------ ------------------------------------------------------
Closed Portfolio                                             Future Allocation Portfolio
------------------------------------------------------------ ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(2)         Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ------------------------------------------------------
Fidelity VIP Overseas: Initial Class(2)                      Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I                Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------------ ------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                     Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------------ ------------------------------------------------------

-------------------

(1) The only Portfolio affected in the Touchstone Choice variable annuity is the Fidelity VIP Overseas Portfolio

(2) Opened as a Replacement Portfolio for the Substitution on 4-27-07 and closed on 4-28-07. Future Allocations to the Replaced Portfolio will be directed from this Closed Portfolio to the Future Allocation Portfolio.


GrandMaster I, II and III and Heritage Asset Builder:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Balanced: Initial Class                    Fidelity VIP Balanced: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Growth: Initial Class                      Fidelity VIP Growth: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Index 500: Initial Class                   Fidelity VIP Index 500: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class       Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                     Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Initial Class                    Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------


GrandMaster flex3:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class            Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class          Touchstone VST Conservative ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class              Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class              Touchstone VST Moderate ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I           Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------- ------------------------------------------------------


IQ The SmartAnnuity:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Balanced: Initial Class                    Fidelity VIP Balanced: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Balanced: Service Class                    Fidelity VIP Balanced: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Growth: Initial Class                      Fidelity VIP Growth: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Growth: Service Class                      Fidelity VIP Growth: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Index 500: Initial Class                   Fidelity VIP Index 500: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class       Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                     Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Initial Class                    Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Service Class                    Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------


IQ(3) The SmartAnnuity:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I           Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------- ------------------------------------------------------


IQ Advisor:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class            Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class          Touchstone VST Conservative ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class              Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------- ------------------------------------------------------

------------------------------------------------------- ------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class              Touchstone VST Moderate ETF: Service Class
------------------------------------------------------- ------------------------------------------------------


PINNACLE I, II and III:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Growth: Service Class                      Fidelity Growth: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Index 500: Initial Class(2)                Fidelity VIP Index 500: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(2)    Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                     Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Initial Class(2)                 Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Franklin Growth and Income Securities Fund: Class 1     Franklin Growth and Income Securities Fund: Class 2
------------------------------------------------------- ------------------------------------------------------


PINNACLE IV:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Index 500: Initial Class(2)                Fidelity VIP Index 500: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(2)    Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Initial Class(2)                 Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I           Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------- ------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------- ------------------------------------------------------


PINNACLEplus:
------------------------------------------------------- ------------------------------------------------------
Closed Portfolio                                        Future Allocation Portfolio
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(2)    Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Fidelity VIP Overseas: Initial Class(2)                 Fidelity VIP Overseas: Service Class 2
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class            Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class          Touchstone VST Conservative ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class              Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------- ------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class              Touchstone VST Moderate ETF: Service Class
------------------------------------------------------- ------------------------------------------------------


There is a maximum limit of 10 Investment Options (fixed and variable) available at any one time for your investments and future allocations in the Grand Master I, II and III, Heritage Asset Builder, IQ the Smart Annuity, Pinnacle I, II and some Pinnacle III variable annuities.

                                       4